Biological assets - Cost of production (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	$ 254,440	$ 212,771
Costs incurred during the year, own produce consumed	5,898	5,353
Costs incurred during the year	260,338	218,124
Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	101,277	91,235
Costs incurred during the year, own produce consumed	0	0
Costs incurred during the year	101,277	91,235
Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	28,683	26,279
Salaries, social security expenses and employee benefits | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	12,224	12,610
Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	6,402	6,275
Depreciation and amortization | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,989	5,880
Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	77,515	56,988
Fertilizers, agrochemicals and seeds | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	31,144	24,087
Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,766	6,672
Fuel, lubricants and others | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,220	3,385
Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	8,183	8,462
Maintenance and repairs | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,329	2,519
Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	939	2,046
Freights | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	48,706	39,668
Contractors and services | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,232	2,651
Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	9,759	9,074
Feeding expenses | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,931	1,693
Veterinary expenses | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,775	1,464
Energy power | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	676	530
Professional fees | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	84	145
Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,004	1,916
Other taxes | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	91	116
Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	53,952	45,625
Lease expense and similar arrangements | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	40,757	38,555
Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	7,149	6,079
Others | Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,207	1,287
Dairy | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	20,213	18,532
Costs incurred during the year, own produce consumed	5,789	5,353
Costs incurred during the year	26,002	23,885
Dairy | Salaries, social security expenses and employee benefits | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,762	3,849
Dairy | Depreciation and amortization | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Dairy | Fertilizers, agrochemicals and seeds | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	9	80
Dairy | Fuel, lubricants and others | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	741	772
Dairy | Maintenance and repairs | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,912	1,787
Dairy | Freights | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	128	127
Dairy | Contractors and services | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Dairy | Feeding expenses | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	9,585	9,053
Dairy | Veterinary expenses | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,783	1,624
Dairy | Energy power | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	698	492
Dairy | Professional fees | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	220	169
Dairy | Other taxes | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	7	8
Dairy | Lease expense and similar arrangements | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	8
Dairy | Others | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	368	563
Crops | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	92,034	68,607
Costs incurred during the year, own produce consumed	0	0
Costs incurred during the year	92,034	68,607
Crops | Salaries, social security expenses and employee benefits | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,999	3,786
Crops | Depreciation and amortization | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	413	395
Crops | Fertilizers, agrochemicals and seeds | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	35,715	24,774
Crops | Fuel, lubricants and others | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,075	971
Crops | Maintenance and repairs | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,303	1,253
Crops | Freights | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	234	1,421
Crops | Contractors and services | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	29,738	23,769
Crops | Feeding expenses | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Crops | Veterinary expenses | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Crops | Energy power | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	123	119
Crops | Professional fees | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	180	131
Crops | Other taxes | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,621	1,561
Crops | Lease expense and similar arrangements | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	13,057	6,965
Crops | Others | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,576	3,462
Rice | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	39,547	33,839
Costs incurred during the year, own produce consumed	0	0
Costs incurred during the year	39,547	33,839
Rice | Salaries, social security expenses and employee benefits | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	7,312	5,820
Rice | Depreciation and amortization | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Rice | Fertilizers, agrochemicals and seeds | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	10,647	8,047
Rice | Fuel, lubricants and others | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	666	1,527
Rice | Maintenance and repairs | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,419	2,811
Rice | Freights | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	500	479
Rice | Contractors and services | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	14,706	13,248
Rice | Feeding expenses | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Rice | Veterinary expenses | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Rice | Energy power | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,954	853
Rice | Professional fees | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	173	85
Rice | Other taxes | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	156	131
Rice | Lease expense and similar arrangements | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	138	97
Rice | Others | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	876	741
All other segments | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,369	558
Costs incurred during the year, own produce consumed	109	0
Costs incurred during the year	1,478	558
All other segments | Salaries, social security expenses and employee benefits | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	386	214
All other segments | Depreciation and amortization | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
All other segments | Fertilizers, agrochemicals and seeds | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
All other segments | Fuel, lubricants and others | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	64	17
All other segments | Maintenance and repairs | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	220	92
All other segments | Freights | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	77	19
All other segments | Contractors and services | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	30	0
All other segments | Feeding expenses | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	174	21
All other segments | Veterinary expenses | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	148	69
All other segments | Energy power | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
All other segments | Professional fees | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	19	0
All other segments | Other taxes | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	129	100
All other segments | Lease expense and similar arrangements | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
All other segments | Others | Farming
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	$ 122	$ 26